Loans, Debentures, and Finance Leases - Summary of Transaction Costs (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of loans debentures and finance leases [line items]
Transaction costs, beginning	R$ 72,086	R$ 39,792	R$ 18,878
Incurred cost	21,674	44,369	28,836
Amortization	(17,303)	(12,075)	(7,922)
Transaction costs, ending	R$ 76,457	R$ 72,086	R$ 39,792
Notes in foreign market [member]
Summary of loans debentures and finance leases [line items]
Effective rate of transaction costs	0.00%	0.00%	0.00%
Transaction costs, beginning	R$ 15,298	R$ 16,612
Incurred cost			R$ 16,821
Amortization	(1,417)	(1,314)	(209)
Transaction costs, ending	R$ 13,881	R$ 15,298	R$ 16,612
Banco do Brasil [member]
Summary of loans debentures and finance leases [line items]
Effective rate of transaction costs	0.20%	0.20%	0.20%
Transaction costs, beginning	R$ 8,065	R$ 12,182	R$ 11,883
Incurred cost			3,529
Amortization	(4,628)	(4,117)	(3,230)
Transaction costs, ending	R$ 3,437	R$ 8,065	R$ 12,182
Debentures [member]
Summary of loans debentures and finance leases [line items]
Effective rate of transaction costs	0.20%	0.20%	0.10%
Transaction costs, beginning	R$ 44,709	R$ 6,835	R$ 1,801
Incurred cost	21,308	42,388	6,407
Amortization	(9,641)	(4,514)	(1,373)
Transaction costs, ending	R$ 56,376	R$ 44,709	R$ 6,835
Foreign loans [member]
Summary of loans debentures and finance leases [line items]
Effective rate of transaction costs	0.10%	0.20%	0.20%
Transaction costs, beginning	R$ 1,213	R$ 2,211	R$ 4,649
Incurred cost		563
Amortization	(882)	(1,561)	(2,438)
Transaction costs, ending	R$ 331	R$ 1,213	R$ 2,211
Other transaction costs [member]
Summary of loans debentures and finance leases [line items]
Effective rate of transaction costs	0.20%	0.20%	0.20%
Transaction costs, beginning	R$ 2,801	R$ 1,952	R$ 545
Incurred cost	366	1,418	2,079
Amortization	(735)	(569)	(672)
Transaction costs, ending	R$ 2,432	R$ 2,801	R$ 1,952